Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,927,100
Previously Paid Amount	0.00
Total Fee Amount	5,237.73
Total Offset Amount	0.00
Net Fee	5,237.73
Narrative - Max Aggregate Offering Price	$ 37,927,100
Final Prospectus	true